Putnam VT Income Fund
The fund's portfolio
9/30/21 (Unaudited)

MORTGAGE-BACKED SECURITIES (41.3%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (14.7%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.456%, 4/15/37	$109,471	$195,063
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 24.113%, 5/15/35	18,880	29,852
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.49%, 11/15/35	80,618	138,796
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.609%, 3/15/35	145,209	193,781
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.732%, 6/15/34	47,077	55,082
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.116%, 12/15/47	1,185,588	233,557
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.966%, 6/15/42	5,850,122	643,212
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.964%, 1/25/50	6,568,333	1,131,207
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.964%, 9/25/49	872,845	101,076
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 5.916%, 5/15/41	148,768	158,152
REMICs Ser. 4975, Class EI, IO, 4.50%, 5/25/50	2,940,995	475,612
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	364,241	36,242
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	207,132	28,684
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	148,932	11,139
REMICs Ser. 5052, Class KI, IO, 4.00%, 12/25/50	2,207,929	341,545
REMICs Ser. 5019, Class MI, IO, 4.00%, 10/25/50	4,711,582	682,751
REMICs Ser. 5024, Class EI, IO, 4.00%, 10/25/50	5,447,848	869,773
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	639,773	83,330
REMICs Ser. 5140, Class BI, IO, 3.50%, 9/25/51	4,501,714	834,250
REMICs Ser. 5070, Class AI, IO, 3.50%, 2/25/51	4,632,600	842,630
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	5,429,666	987,633
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	618,165	96,999
REMICs Ser. 4182, Class GI, IO, 3.00%, 1/15/43	737,856	17,891
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	591,053	64,873
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	1,231,835	97,007
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	1,276,456	90,125
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	472,945	28,471
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	445,013	30,099
REMICs Ser. 5118, Class NI, IO, 2.00%, 2/25/51	4,293,313	570,050
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	394,583	362,935
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	2,851	2,609
REMICs Ser. 3391, PO, zero %, 4/15/37	18,159	16,752
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	3,519	3,167
REMICs Ser. 3210, PO, zero %, 5/15/36	3,867	3,790
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	5,327	4,688
Strips Ser. 315, PO, zero %, 9/15/43	1,190,716	1,076,419
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.384%, 7/25/36	63,037	122,948
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.251%, 3/25/36	90,558	148,345
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.885%, 6/25/37	56,867	100,186
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 19.857%, 12/25/35	81,307	121,960
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.728%, 5/25/40	72,216	91,066
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 6.314%, 4/25/40	378,509	76,489
REMICs IFB Ser. 20-70, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.164%, 10/25/50	7,704,657	1,495,166
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.064%, 1/25/48	1,558,486	313,125
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.014%, 2/25/49	3,339,997	581,894
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.014%, 1/25/49	968,933	106,280
REMICs IFB Ser. 16-91, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.014%, 12/25/46	1,734,772	293,888
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.964%, 3/25/50	1,500,407	272,834
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.964%, 3/25/46	2,991,034	592,249
REMICs Ser. 20-45, Class GI, IO, 5.00%, 7/25/50	4,290,595	797,655
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	1,230,075	214,236
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	136,927	3,375
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	1,395,899	208,406
REMICs Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	326,260	7,649
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	280,106	9,413
REMICs Ser. 20-95, Class GI, IO, 3.50%, 1/25/51	3,006,951	457,781
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	327,392	41,516
REMICs Ser. 20-60, Class CI, IO, 3.00%, 9/25/50	2,438,966	397,844
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	450,141	50,050
REMICs Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	1,174,491	79,441
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	393,260	14,818
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	370,185	10,467
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	156,632	2,747
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	187,795	4,744
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	626,533	18,971
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	1,847,691	314,754
Interest Strip Ser. 372, Class 1, PO, zero %, 8/25/36	11,414	10,513
Government National Mortgage Association
IFB Ser. 14-131, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.115%, 9/16/44	793,853	214,194
IFB Ser. 12-149, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.113%, 12/20/42	1,579,232	282,904
IFB Ser. 19-123, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.063%, 10/20/49	2,068,528	251,728
IFB Ser. 18-168, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.063%, 12/20/48	1,790,718	294,832
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.063%, 9/20/43	228,174	42,908
IFB Ser. 20-32, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.013%, 3/20/50	1,537,845	260,195
IFB Ser. 20-11, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.013%, 1/20/50	1,312,357	193,363
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.013%, 7/20/49	1,518,649	225,367
IFB Ser. 19-83, Class SW, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.013%, 7/20/49	1,550,060	227,425
IFB Ser. 19-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.013%, 2/20/49	1,476,482	262,641
IFB Ser. 18-155, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.013%, 11/20/48	1,031,940	147,408
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	498,373	69,792
IFB Ser. 19-119, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.965%, 9/16/49	1,604,492	378,898
IFB Ser. 20-55, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.963%, 4/20/50	2,867,740	407,993
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.963%, 2/20/50	77,495	9,459
IFB Ser. 20-18, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.963%, 2/20/50	4,573,171	761,208
IFB Ser. 19-44, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.963%, 4/20/49	1,379,303	165,578
IFB Ser. 19-21, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.963%, 2/20/49	944,219	126,148
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.963%, 2/20/41	896,879	175,576
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.913%, 10/20/49	160,993	45,398
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	432,798	76,077
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	27,623	4,047
Ser. 14-180, IO, 5.00%, 12/20/44	1,230,013	228,463
Ser. 14-76, IO, 5.00%, 5/20/44	362,336	63,771
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	298,764	56,496
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	3,201	249
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	189,313	34,665
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,535,145	291,678
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	809,777	151,104
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	571,520	107,792
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	89,675	9,138
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	127,786	8,885
Ser. 12-129, IO, 4.50%, 11/16/42	398,067	73,209
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	286,216	47,468
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	278,828	46,258
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	409,753	77,099
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	1,296,783	172,839
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	789,284	122,710
Ser. 15-94, IO, 4.00%, 7/20/45	183,691	34,240
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	70,500	5,988
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	967,333	183,793
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	639,643	45,208
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,020,923	153,517
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	301,167	26,932
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	380,031	35,026
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	605,182	96,094
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	2,131,599	369,875
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	310,101	32,906
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	52,336	160
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	1,991,688	245,695
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	428,029	28,978
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	247,118	25,881
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	177,334	17,843
Ser. 12-136, IO, 3.50%, 11/20/42	846,419	126,235
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	637,648	105,999
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	689,916	50,240
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	548,915	36,064
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	484,579	8,577
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	866,790	59,307
Ser. 20-176, Class BI, IO, 3.00%, 11/20/50	2,790,820	393,561
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	104,888	1,091
Ser. 21-107, Class QI, IO, 2.50%, 6/20/51	4,473,689	630,798
Ser. 16-H27, Class BI, IO, 2.404%, 12/20/66(WAC)	1,206,100	84,701
Ser. 16-H23, Class MI, IO, 2.295%, 10/20/66(WAC)	9,346,359	644,023
Ser. 17-H08, Class NI, IO, 2.245%, 3/20/67(WAC)	2,793,232	189,940
Ser. 17-H12, Class QI, IO, 2.24%, 5/20/67(WAC)	2,394,412	159,396
Ser. 16-H23, Class NI, IO, 2.225%, 10/20/66(WAC)	5,250,009	370,651
Ser. 19-H02, Class DI, IO, 2.154%, 11/20/68(WAC)	3,318,501	264,962
Ser. 16-H11, Class HI, IO, 2.104%, 1/20/66(WAC)	2,704,473	145,365
Ser. 16-H24, Class JI, IO, 2.103%, 11/20/66(WAC)	1,086,517	88,449
Ser. 17-H18, Class CI, IO, 2.101%, 9/20/67(WAC)	2,076,441	204,400
Ser. 15-H15, Class JI, IO, 1.95%, 6/20/65(WAC)	1,501,529	105,708
Ser. 15-H25, Class CI, IO, 1.939%, 10/20/65(WAC)	1,769,098	115,168
Ser. 17-H09, Class DI, IO, 1.891%, 3/20/67(WAC)	2,727,501	180,711
FRB Ser. 15-H16, Class XI, IO, 1.871%, 7/20/65(WAC)	1,213,513	92,955
Ser. 15-H12, Class AI, IO, 1.853%, 5/20/65(WAC)	2,347,344	133,564
Ser. 17-H10, Class MI, IO, 1.83%, 4/20/67(WAC)	2,825,794	162,201
Ser. 15-H20, Class AI, IO, 1.812%, 8/20/65(WAC)	1,164,082	71,707
Ser. 15-H10, Class CI, IO, 1.792%, 4/20/65(WAC)	1,457,035	90,190
Ser. 15-H13, Class AI, IO, 1.781%, 6/20/65(WAC)	3,177,125	206,017
Ser. 15-H12, Class GI, IO, 1.781%, 5/20/65(WAC)	2,438,161	152,141
Ser. 15-H12, Class EI, IO, 1.698%, 4/20/65(WAC)	2,883,109	165,202
Ser. 15-H09, Class BI, IO, 1.674%, 3/20/65(WAC)	1,625,905	94,350
Ser. 16-H14, IO, 1.673%, 6/20/66(WAC)	3,023,682	156,182
Ser. 16-H06, Class AI, IO, 1.634%, 2/20/66(WAC)	2,623,558	169,610
Ser. 15-H04, Class AI, IO, 1.613%, 12/20/64(WAC)	2,427,719	134,663
Ser. 15-H25, Class AI, IO, 1.604%, 9/20/65(WAC)	2,363,151	128,555
Ser. 15-H22, Class EI, IO, 1.588%, 8/20/65(WAC)	868,127	28,909
Ser. 15-H01, Class CI, IO, 1.582%, 12/20/64(WAC)	1,608,755	56,683
Ser. 17-H14, Class EI, IO, 1.58%, 6/20/67(WAC)	3,882,297	218,379
Ser. 15-H17, Class CI, IO, 1.566%, 6/20/65(WAC)	1,944,172	62,484
Ser. 16-H02, Class HI, IO, 1.542%, 1/20/66(WAC)	5,641,710	298,446
Ser. 15-H28, Class DI, IO, 1.531%, 8/20/65(WAC)	1,955,419	96,334
Ser. 16-H04, Class KI, IO, 1.517%, 2/20/66(WAC)	2,290,783	113,465
Ser. 14-H11, Class GI, IO, 1.475%, 6/20/64(WAC)	4,729,152	274,972
Ser. 14-H07, Class BI, IO, 1.462%, 5/20/64(WAC)	4,610,051	270,120
Ser. 14-H08, Class CI, IO, 1.44%, 3/20/64(WAC)	2,484,891	95,860
Ser. 10-H19, Class GI, IO, 1.397%, 8/20/60(WAC)	2,416,857	116,007
Ser. 10-151, Class KO, PO, zero %, 6/16/37	59,828	53,932

		32,325,425
Commercial mortgage-backed securities (16.7%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 21-MF2, Class D, 2.00%, 6/15/54(WAC)	578,000	511,801
Banc of America Commercial Mortgage Trust
FRB Ser. 15-UBS7, Class B, 4.504%, 9/15/48(WAC)	285,000	297,572
FRB Ser. 15-UBS7, Class XA, IO, 0.937%, 9/15/48(WAC)	17,995,927	496,047
FRB Ser. 07-1, Class XW, IO, 0.508%, 1/15/49(WAC)	55,777	—
Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class B, 5.665%, 11/10/42 (In default)(NON)(WAC)	399,820	308,261
BANK FRB Ser. 18-BN13, Class XA, IO, 0.65%, 8/15/61(WAC)	8,038,314	191,457
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E, 2.00%, 7/15/54	247,000	198,658
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.54%, 1/12/45(WAC)	534,000	427,200
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.763%, 12/11/38(WAC)	90,263	316
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.887%, 12/15/47(WAC)	131,000	132,441
FRB Ser. 11-C2, Class E, 5.887%, 12/15/47(WAC)	597,000	593,115
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class C, 4.514%, 9/15/48(WAC)	552,000	580,710
FRB Ser. 14-GC19, Class XA, IO, 1.294%, 3/10/47(WAC)	9,167,452	203,655
FRB Ser. 13-GC17, Class XA, IO, 1.168%, 11/10/46(WAC)	3,574,172	62,595
FRB Ser. 14-GC23, Class XA, IO, 1.063%, 7/10/47(WAC)	16,573,676	368,751
Citigroup Commercial Mortgage Trust 144A
Ser. 12-GC8, Class B, 4.285%, 9/10/45	720,000	733,088
FRB Ser. 12-GC8, Class XA, IO, 1.892%, 9/10/45(WAC)	2,854,777	22,282
COMM Mortgage Trust
FRB Ser. 14-UBS2, Class C, 5.138%, 3/10/47(WAC)	224,000	232,750
FRB Ser. 14-CR17, Class C, 4.946%, 5/10/47(WAC)	912,000	960,232
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	381,000	381,486
FRB Ser. 14-UBS4, Class C, 4.806%, 8/10/47(WAC)	283,000	291,947
FRB Ser. 18-COR3, Class C, 4.712%, 5/10/51(WAC)	594,000	648,622
FRB Ser. 14-UBS6, Class C, 4.592%, 12/10/47(WAC)	83,000	86,492
Ser. 12-CR2, Class B, 4.393%, 8/15/45	305,000	306,247
FRB Ser. 14-LC15, Class XA, IO, 1.233%, 4/10/47(WAC)	4,644,543	99,858
FRB Ser. 14-CR19, Class XA, IO, 1.112%, 8/10/47(WAC)	4,549,756	102,552
FRB Ser. 13-CR11, Class XA, IO, 1.078%, 8/10/50(WAC)	7,950,336	118,015
FRB Ser. 15-CR23, Class XA, IO, 1.031%, 5/10/48(WAC)	4,824,705	121,501
FRB Ser. 14-UBS6, Class XA, IO, 1.025%, 12/10/47(WAC)	8,123,572	178,605
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.566%, 5/15/45(WAC)	115,000	102,547
FRB Ser. 13-CR13, Class D, 5.045%, 11/10/46(WAC)	240,000	248,991
FRB Ser. 13-CR13, Class E, 5.045%, 11/10/46(WAC)	123,000	120,168
FRB Ser. 14-CR17, Class D, 5.009%, 5/10/47(WAC)	198,000	186,856
FRB Ser. 14-CR19, Class D, 4.86%, 8/10/47(WAC)	178,000	176,351
FRB Ser. 13-CR6, Class D, 4.224%, 3/10/46(WAC)	205,000	198,607
Ser. 13-LC6, Class E, 3.50%, 1/10/46	261,000	201,170
Ser. 17-COR2, Class D, 3.00%, 9/10/50	200,000	187,192
FRB Ser. 12-LC4, Class XA, IO, 2.23%, 12/10/44(WAC)	2,082,648	1,908
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.048%, 1/15/49(WAC)	3,145,041	1
CSAIL Commercial Mortgage Trust
Ser. 19-C15, Class B, 4.476%, 3/15/52	400,000	449,053
FRB Ser. 15-C1, Class C, 4.404%, 4/15/50(WAC)	262,000	250,880
FRB Ser. 19-C16, Class XA, IO, 1.729%, 6/15/52(WAC)	4,792,810	471,377
FRB Ser. 15-C3, Class XA, IO, 0.844%, 8/15/48(WAC)	14,731,146	324,764
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.904%, 4/15/50(WAC)	502,000	372,460
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.892%, 12/15/49(WAC)	7,443,969	225,061
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.545%, 8/10/44(WAC)	386,000	384,842
Federal Home Loan Mortgage Corporation
Multiclass Certificates Ser. 20-RR02, Class DX, IO, 1.816%, 9/27/28(WAC)	3,008,000	338,284
Multifamily Structured Pass-Through Certificates FRB Ser. K104, Class X1, IO, 1.248%, 2/25/52(WAC)	3,092,999	250,688
FREMF Mortgage Trust 144A
FRB Ser. 19-KF65, Class B, (1 Month US LIBOR + 2.40%), 2.483%, 7/25/29	338,394	341,563
FRB Ser. 19-KF66, Class B, (1 Month US LIBOR + 2.40%), 2.483%, 7/25/29	344,455	346,869
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.625%, 2/10/46(WAC)	5,573,045	85,697
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	339,000	347,858
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.141%, 1/10/47(WAC)	584,000	303,680
Ser. 13-GC12, Class B, 3.777%, 6/10/46(WAC)	549,000	569,117
FRB Ser. 13-GC12, Class XA, IO, 1.533%, 6/10/46(WAC)	3,534,543	58,900
FRB Ser. 14-GC18, Class XA, IO, 1.144%, 1/10/47(WAC)	5,058,469	88,017
FRB Ser. 14-GC22, Class XA, IO, 1.104%, 6/10/47(WAC)	13,813,104	255,261
FRB Ser. 15-GS1, Class XA, IO, 0.908%, 11/10/48(WAC)	19,772,335	573,714
FRB Ser. 13-GC13, Class XA, IO, 0.096%, 7/10/46(WAC)	106,241,718	117,865
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.187%, 8/10/43(WAC)	621,000	458,581
FRB Ser. 14-GC24, Class D, 4.669%, 9/10/47(WAC)	510,000	347,708
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	481,000	488,219
FRB Ser. 11-GC5, Class XA, IO, 0.093%, 8/10/44(WAC)	1,029,414	10
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.362%, 11/15/45(WAC)	246,000	260,601
FRB Ser. 14-C22, Class C, 4.705%, 9/15/47(WAC)	287,000	282,764
Ser. 13-C17, Class AS, 4.458%, 1/15/47	318,000	332,090
FRB Ser. 13-C12, Class C, 4.235%, 7/15/45(WAC)	256,000	261,987
FRB Ser. 14-C25, Class XA, IO, 0.98%, 11/15/47(WAC)	3,047,561	66,918
FRB Ser. 14-C22, Class XA, IO, 0.976%, 9/15/47(WAC)	10,022,794	200,653
FRB Ser. 13-C17, Class XA, IO, 0.89%, 1/15/47(WAC)	2,444,424	33,416
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.699%, 8/15/46(WAC)	441,000	293,355
FRB Ser. C14, Class D, 4.699%, 8/15/46(WAC)	715,000	471,105
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	517,000	280,074
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	304,179	269,199
Ser. 12-C6, Class B, 4.819%, 5/15/45(WAC)	465,000	469,651
Ser. 13-LC11, Class B, 3.499%, 4/15/46	289,000	293,881
FRB Ser. 12-LC9, Class XA, IO, 1.543%, 12/15/47(WAC)	2,693,031	32,103
FRB Ser. 13-LC11, Class XA, IO, 1.376%, 4/15/46(WAC)	3,320,834	47,302
FRB Ser. 13-C16, Class XA, IO, 1.075%, 12/15/46(WAC)	4,391,640	66,479
FRB Ser. 06-LDP8, Class X, IO, 0.23%, 5/15/45(WAC)	17,502	—
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class C, 6.217%, 6/15/43(WAC)	79,022	79,022
FRB Ser. 11-C3, Class D, 5.707%, 2/15/46(WAC)	248,000	152,747
FRB Ser. 11-C3, Class F, 5.707%, 2/15/46(WAC)	635,000	121,002
FRB Ser. 12-C6, Class E, 5.31%, 5/15/45(WAC)	288,000	218,710
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46(WAC)	420,678	427,702
FRB Ser. 12-C8, Class D, 4.828%, 10/15/45(WAC)	297,000	284,554
FRB Ser. 12-C8, Class C, 4.78%, 10/15/45(WAC)	601,000	585,872
FRB Ser. 12-LC9, Class D, 4.508%, 12/15/47(WAC)	127,000	124,513
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	498,000	335,900
Ladder Capital Commercial Mortgage Trust 144A FRB Ser. 17-LC26, Class XA, IO, 1.589%, 7/12/50(WAC)	6,252,440	366,762
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.253%, 2/15/40(WAC)	48,810	1
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class XCL, IO, 0.253%, 2/15/40(WAC)	1,057,550	18
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 06-C4, Class X, IO, 6.11%, 7/15/45(WAC)	21,835	—
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 1.372%, 12/12/49(WAC)	27,723	94
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.218%, 2/15/47(WAC)	208,000	222,809
FRB Ser. 13-C7, Class XA, IO, 1.455%, 2/15/46(WAC)	7,495,093	81,637
FRB Ser. 14-C17, Class XA, IO, 1.214%, 8/15/47(WAC)	2,921,404	60,628
FRB Ser. 15-C25, Class XA, IO, 1.199%, 10/15/48(WAC)	4,149,257	137,378
FRB Ser. 15-C26, Class XA, IO, 1.132%, 10/15/48(WAC)	4,264,416	124,082
FRB Ser. 13-C12, Class XA, IO, 0.739%, 10/15/46(WAC)	10,224,415	92,993
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.497%, 8/15/46(WAC)	319,000	22,330
FRB Ser. 13-C10, Class E, 4.216%, 7/15/46(WAC)	683,000	228,190
FRB Ser. 13-C10, Class F, 4.216%, 7/15/46(WAC)	273,000	60,060
Ser. 14-C17, Class E, 3.50%, 8/15/47	290,000	188,761
FRB Ser. 13-C13, Class XB, IO, 0.152%, 11/15/46(WAC)	55,988,000	151,168
Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO, 1.101%, 11/15/49(WAC)	3,456,480	142,377
FRB Ser. 16-UB12, Class XA, IO, 0.848%, 12/15/49(WAC)	9,923,927	263,111
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class E, 5.467%, 7/15/49(WAC)	252,000	206,257
FRB Ser. 12-C4, Class XA, IO, 2.048%, 3/15/45(WAC)	707,874	398
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.836%, 3/25/50	403,000	418,054
FRB Ser. 19-01, Class M10, 3.336%, 10/15/49	827,000	834,636
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	859,373	9
UBS Commercial Mortgage Trust
Ser. 12-C1, Class B, 4.822%, 5/10/45	264,000	268,058
Ser. 19-C17, Class C, 3.758%, 10/15/52(WAC)	526,000	523,907
FRB Ser. 19-C17, Class XA, IO, 1.623%, 10/15/52(WAC)	4,347,157	410,129
FRB Ser. 17-C7, Class XA, IO, 1.172%, 12/15/50(WAC)	5,155,371	246,767
FRB Ser. 18-C12, Class XA, IO, 0.977%, 8/15/51(WAC)	5,142,675	240,366
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class C, 5.734%, 5/10/45(WAC)	843,000	857,024
FRB Ser. 12-C1, Class D, 5.734%, 5/10/45(WAC)	352,000	331,485
FRB Ser. 12-C1, Class XA, IO, 2.196%, 5/10/45(WAC)	2,915,502	5,967
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.206%, 8/10/49(WAC)	596,000	611,702
FRB Ser. 12-C2, Class E, 5.043%, 5/10/63(WAC)	816,000	94,306
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	629,000	17,235
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	234,000	236,356
FRB Ser. 12-C4, Class C4, 3.718%, 12/10/45(WAC)	327,000	329,077
Ser. 13-C6, Class E, 3.50%, 4/10/46	150,000	118,603
FRB Ser. 12-C2, Class XA, IO, 1.43%, 5/10/63(WAC)	9,591,326	55,824
FRB Ser. 13-C6, Class XA, IO, 1.239%, 4/10/46(WAC)	5,172,444	56,230
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.452%, 1/10/45(WAC)	336,000	328,740
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.453%, 11/15/48(WAC)	665,643	5
Wells Fargo Commercial Mortgage Trust
FRB Ser. 20-C57, Class C, 4.158%, 8/15/53(WAC)	230,000	258,315
FRB Ser. 19-C50, Class XA, IO, 1.575%, 5/15/52(WAC)	4,924,340	407,908
FRB Ser. 17-C41, Class XA, IO, 1.343%, 11/15/50(WAC)	3,320,616	181,077
FRB Ser. 14-LC16, Class XA, IO, 1.243%, 8/15/50(WAC)	7,538,733	175,649
FRB Ser. 18-C43, Class XA, IO, 0.817%, 3/15/51(WAC)	14,080,613	523,129
FRB Ser. 15-LC20, Class XB, IO, 0.628%, 4/15/50(WAC)	13,766,000	216,677
Wells Fargo Commercial Mortgage Trust 144A
Ser. 14-LC16, Class D, 3.938%, 8/15/50	247,000	32,631
Ser. 19-C53, Class D, 2.50%, 10/15/52	203,000	186,792
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C24, Class XA, IO, 0.997%, 11/15/47(WAC)	6,102,089	137,591
FRB Ser. 14-C22, Class XA, IO, 0.941%, 9/15/57(WAC)	14,872,798	287,595
FRB Ser. 13-C14, Class XA, IO, 0.806%, 6/15/46(WAC)	14,623,641	114,584
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C6, Class C, 5.978%, 4/15/45(WAC)	339,000	342,772
FRB Ser. 11-C5, Class C, 5.965%, 11/15/44(WAC)	67,072	66,955
Ser. 11-C4, Class E, 5.023%, 6/15/44(WAC)	55,000	40,095
FRB Ser. 11-C4, Class C, 5.023%, 6/15/44(WAC)	399,044	397,911
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	402,000	201,000
FRB Ser. 12-C7, Class D, 4.957%, 6/15/45(WAC)	231,000	92,898
FRB Ser. 13-C15, Class D, 4.65%, 8/15/46(WAC)	919,000	525,694
FRB Ser. 12-C10, Class D, 4.56%, 12/15/45(WAC)	768,000	506,477
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	645,000	137,127
FRB Ser. 12-C9, Class XA, IO, 2.017%, 11/15/45(WAC)	3,455,831	40,681
FRB Ser. 12-C10, Class XA, IO, 1.635%, 12/15/45(WAC)	5,758,086	63,034
FRB Ser. 13-C11, Class XA, IO, 1.275%, 3/15/45(WAC)	4,719,109	52,791
FRB Ser. 12-C9, Class XB, IO, 0.873%, 11/15/45(WAC)	8,807,000	52,842

		36,897,874
Residential mortgage-backed securities (non-agency) (9.9%)
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	330,000	340,821
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 3.436%, 10/25/27 (Bermuda)	1,258,444	1,275,353
BRAVO Residential Funding Trust 144A Ser. 20-RPL1, Class M1, 3.25%, 5/26/59(WAC)	353,000	375,040
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.253%, 2/25/55(WAC)	332,000	333,742
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 0.326%, 6/25/36	210,000	206,242
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (1 Month US LIBOR + 0.30%), 0.386%, 8/25/35	78,514	76,362
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	224,000	230,093
Countrywide Alternative Loan Trust FRB Ser. 07-OA6, Class A1A, (1 Month US LIBOR + 0.14%), 0.226%, 6/25/37	155,333	145,376
Credit Suisse Mortgage Trust 144A FRB Ser. 20-RPL3, Class A1, 2.691%, 3/25/60(WAC)	215,713	218,202
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A2, 2.594%, 5/25/65	250,000	252,878
Eagle Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.30%), 3.386%, 4/25/29 (Bermuda)	191,000	193,363
FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.786%, 11/25/28 (Bermuda)	216,801	217,541
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.149%, 5/25/65(WAC)	179,000	182,502
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.436%, 9/25/28	857,036	901,449
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.236%, 11/25/28	455,955	470,676
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.086%, 12/25/28	521,025	546,507
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	370,000	387,780
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, (1 Month US LIBOR + 3.60%), 3.686%, 4/25/24	183,560	187,285
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2B, (1 Month US LIBOR + 3.55%), 3.636%, 8/25/29	301,000	307,068
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (1 Month US LIBOR + 2.65%), 2.736%, 12/25/29	541,400	553,159
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.386%, 9/25/30	153,958	155,955
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class M2, (1 Month US LIBOR + 1.80%), 1.886%, 7/25/30	161,959	163,174
Federal Home Loan Mortgage Corporation 144A
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	235,000	248,309
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (1 Month US LIBOR + 4.65%), 4.736%, 1/25/49	400,000	418,405
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 4.436%, 3/25/49	90,000	93,553
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 3.986%, 9/25/48	70,000	73,157
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.786%, 12/25/30	310,000	321,640
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.186%, 3/25/50	337,456	342,646
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.736%, 1/25/49	399,012	404,338
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.536%, 3/25/49	755,775	766,167
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.436%, 2/25/49	150,575	151,656
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.386%, 10/25/48	122,800	124,405
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 2.236%, 12/25/30	254,000	256,446
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 1.986%, 1/25/50	620,806	622,721
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.086%, 9/25/28	299,276	313,305
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 5.986%, 10/25/28	560,011	587,462
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.786%, 4/25/28	62,937	66,415
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.636%, 4/25/28	80,151	84,033
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.386%, 10/25/28	349,897	367,521
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.086%, 7/25/25	39,567	39,894
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.336%, 1/25/29	31,763	32,921
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 4.086%, 5/25/30	250,000	260,913
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.636%, 7/25/29	296,014	304,674
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.086%, 10/25/29	310,564	318,962
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.886%, 2/25/30	66,631	68,076
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 2.636%, 12/25/30	408,806	415,595
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 2.436%, 1/25/31	72,295	73,243
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.336%, 7/25/30	213,030	215,644
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.336%, 7/25/29	210,000	210,656
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (1 Month US LIBOR + 1.00%), 1.086%, 5/25/30	532,000	530,522
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (1 Month US LIBOR + 5.75%), 5.836%, 7/25/29	208,000	226,974
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1B1, (1 Month US LIBOR + 4.15%), 4.236%, 8/25/31	59,000	60,632
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.536%, 7/25/31	54,409	54,715
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.236%, 11/25/39	211,090	212,152
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.136%, 1/25/40	324,725	326,412
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (1 Month US LIBOR + 2.00%), 2.086%, 1/25/40	323,360	324,371
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1M2, (1 Month US LIBOR + 2.00%), 2.086%, 7/25/39	17,898	17,946
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	77,731	8
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	102,029	103,123
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.686%, 10/25/28 (Bermuda)	73,096	73,240
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	250,000	250,000
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.91%, 8/26/47(WAC)	180,000	173,743
New Residential Mortgage Loan Trust 144A FRB Ser. 20-NQM2, Class A2, 2.891%, 5/24/60(WAC)	212,000	217,252
NovaStar Mortgage Funding Trust FRB Ser. 04-2, Class M4, (1 Month US LIBOR + 1.80%), 1.886%, 9/25/34	64,327	61,607
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 2.936%, 7/25/28 (Bermuda)	380,000	387,235
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.20%), 3.286%, 2/25/29 (Bermuda)	150,000	151,521
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 2.786%, 3/25/28 (Bermuda)	200,000	202,383
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60(WAC)	464,000	474,399
Starwood Mortgage Residential Trust 144A Ser. 20-2, Class A2, 3.97%, 4/25/60(WAC)	889,000	912,559
Towd Point Mortgage Trust 144A Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	153,000	159,424
Verus Securitization Trust 144A Ser. 20-INV1, Class A3, 3.889%, 3/25/60(WAC)	100,000	103,485
Vista Point Securitization Trust 144A Ser. 20-1, Class A2, 2.77%, 3/25/65(WAC)	219,000	222,273
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.86%), 0.946%, 10/25/45	1,038,619	1,028,568
FRB Ser. 05-AR17, Class A1B2, (1 Month US LIBOR + 0.82%), 0.906%, 12/25/45	716,717	645,690

		21,823,559

Total mortgage-backed securities (cost $101,212,196)		$91,046,858

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (37.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (6.1%)
Government National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 5/20/48 to 3/20/50	$597,582	$649,133
4.70%, with due dates from 5/20/67 to 8/20/67	242,069	267,268
4.642%, 6/20/67	72,521	80,162
4.50%, TBA, 10/1/51	1,000,000	1,066,437
4.50%, 5/20/48	171,751	188,036
4.48%, 3/20/67	86,484	95,777
4.00%, with due dates from 2/20/48 to 5/20/48	961,451	1,039,100
3.50%, TBA, 10/1/51	6,000,000	6,309,922
3.50%, with due dates from 11/15/47 to 11/20/49	2,390,999	2,584,551
3.00%, TBA, 10/1/51	1,000,000	1,044,894

		13,325,280
U.S. Government Agency Mortgage Obligations (31.6%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	461,323	514,032
4.00%, 9/1/45	485,556	534,427
3.50%, with due dates from 8/1/43 to 2/1/47	1,695,399	1,834,766
3.00%, with due dates from 3/1/43 to 6/1/46	805,892	863,332
Federal National Mortgage Association Pass-Through Certificates
5.00%, 3/1/38	5,554	6,281
4.50%, with due dates from 7/1/44 to 5/1/45	708,349	784,922
4.00%, with due dates from 9/1/45 to 6/1/46	802,376	880,393
3.50%, 9/1/57	1,142,743	1,248,944
3.50%, 6/1/56	1,679,304	1,839,043
3.50%, with due dates from 7/1/43 to 1/1/47	810,603	872,289
3.00%, with due dates from 9/1/42 to 3/1/47	3,125,741	3,364,363
Uniform Mortgage-Backed Securities
6.00%, TBA, 10/1/51	2,000,000	2,236,986
5.50%, TBA, 10/1/51	2,000,000	2,236,939
4.50%, TBA, 10/1/51	4,000,000	4,325,781
4.00%, TBA, 10/1/51	15,000,000	16,072,851
3.50%, TBA, 10/1/51	9,000,000	9,524,176
3.00%, TBA, 11/1/51	2,000,000	2,090,545
3.00%, TBA, 10/1/51	8,000,000	8,372,181
2.50%, TBA, 10/1/51	2,000,000	2,062,266
2.00%, TBA, 11/1/51	5,000,000	5,003,633
2.00%, TBA, 10/1/51	5,000,000	5,012,813

		69,680,963

Total U.S. government and agency mortgage obligations (cost $82,224,204)		$83,006,243

CORPORATE BONDS AND NOTES (28.0%)(a)
	Principal amount	Value
Basic materials (1.4%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	$13,000	$13,854
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	240,000	238,268
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	235,000	267,939
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	142,000	139,015
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	279,000	316,176
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	81,000	93,422
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	27,000	28,336
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	48,000	47,590
LyondellBasell Industries NV sr. unsec. unsub. bonds 4.625%, 2/26/55	225,000	271,483
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	46,000	60,533
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	70,000	73,895
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	105,000	119,577
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	138,000	151,538
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.30%, 5/15/50	50,000	51,773
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	3,000	3,041
Westlake Chemical Corp. sr. unsec. bonds 3.125%, 8/15/51	596,000	562,251
Westlake Chemical Corp. sr. unsec. bonds 2.875%, 8/15/41	299,000	285,961
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	105,000	147,118
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	39,000	55,415
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	111,000	158,066

		3,085,251
Capital goods (1.3%)
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	168,000	165,885
Berry Global, Inc. 144A company guaranty sr. unsub. notes 1.57%, 1/15/26	182,000	181,953
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60	223,000	304,635
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	224,000	249,292
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	390,000	393,354
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	135,000	166,243
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	169,000	163,083
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	132,000	145,967
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	77,000	87,865
Northrop Grumman Corp. sr. unsec. bonds 5.25%, 5/1/50	45,000	63,105
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	244,000	263,983
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	128,000	146,545
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	21,000	22,072
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	370,000	421,129
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	119,000	130,440

		2,905,551
Communication services (3.3%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	523,000	534,786
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	95,000	98,901
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	235,000	246,746
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	628,000	619,298
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	5,000	5,733
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	425,000	418,123
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	27,000	26,289
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	400,709
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	36,000	37,789
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	83,000	90,898
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	385,000	523,438
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	19,000	21,322
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	52,000	50,628
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	31,000	37,116
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	176,000	203,837
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.40%, 7/15/46	360,000	381,788
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	286,000	299,974
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	1,000	1,435
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	94,000	101,577
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	203,000	215,282
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	101,000	94,968
Cox Communications, Inc. 144A sr. unsec. bonds 4.50%, 6/30/43	90,000	103,928
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	72,000	77,306
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	6,000	6,598
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	130,000	142,932
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	25,000	30,571
Crown Castle International Corp. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	195,000	207,820
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	206,000	218,552
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	95,000	108,518
T-Mobile USA, Inc. company guaranty sr. bonds 4.50%, 4/15/50	261,000	304,448
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	10,000	11,041
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	55,000	60,593
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31	123,000	123,438
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	208,000	250,064
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	221,000	233,360
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	112,000	113,377
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37	125,000	161,658
Verizon Communications, Inc. sr. unsec. unsub. bonds 4.672%, 3/15/55	368,000	461,369
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	85,000	100,160
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	117,000	134,495
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	76,000	78,660

		7,339,525
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 3.446%, perpetual maturity	219,000	214,346

		214,346
Consumer cyclicals (2.5%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	270,000	296,663
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	134,000	139,402
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	235,000	285,112
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	125,000	117,374
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30	163,000	158,531
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	30,000	33,255
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	118,000	115,002
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	140,000	158,086
D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5.75%, 8/15/23	120,000	129,950
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	327,000	354,636
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	135,000	139,973
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	202,000	266,220
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45	130,000	158,307
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	97,000	106,825
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	37,000	40,601
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	250,000	257,944
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	68,000	79,731
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	138,000	152,318
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	38,000	41,706
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	231,000	269,161
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	208,000	241,009
Moody's Corp. sr. unsec. bonds 5.25%, 7/15/44	108,000	144,238
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	113,000	98,903
Omnicom Group, Inc. sr. unsec. notes 4.20%, 6/1/30	130,000	148,636
Omnicom Group, Inc. sr. unsec. sub. notes 2.45%, 4/30/30	50,000	50,604
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	85,000	91,800
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	70,000	73,136
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	58,000	54,589
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	525,000	512,860
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	132,000	137,280
Square, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31	242,000	248,227
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31	200,000	198,339
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	50,000	56,970
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	58,000	61,618
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	55,000	96,803

		5,515,809
Consumer staples (1.5%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	298,000	403,593
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	1,000	1,235
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	100,000	119,382
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 3.50%, 6/1/30	105,000	115,002
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	159,000	187,187
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31	200,000	196,607
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	335,000	351,073
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	19,072	21,821
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	40,000	48,454
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	83,000	123,327
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	90,000	123,026
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	38,000	40,925
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	249,000	249,389
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	101,000	117,254
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46	177,000	201,394
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 4.875%, 10/1/49	425,000	517,266
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	32,000	34,941
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	129,000	132,163
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	266,000	297,255

		3,281,294
Energy (0.9%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	370,000	400,103
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	160,000	184,977
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32	113,000	113,283
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	90,000	96,376
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	1,000	1,325
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	2,000	2,233
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	103,000	118,410
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	230,000	247,838
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	145,000	157,113
TotalEnergies Capital International SA company guaranty sr. unsec. unsub. notes 2.829%, 1/10/30 (France)	335,000	357,236
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	216,000	231,930

		1,910,824
Financials (9.5%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	46,000	51,668
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	263,000	273,614
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	39,000	57,720
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	171,000	195,708
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	237,000	253,455
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	245,000	237,477
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	233,322
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	227,128
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	227,221
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	218,000	231,227
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	245,000	272,869
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	40,000	44,760
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	306,000	309,669
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 0.876%, 9/15/26	100,000	99,887
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	300,000	404,686
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	96,000	105,183
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	210,000	256,183
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity France)	200,000	204,250
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	317,000	348,115
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	74,000	77,012
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	225,000	220,282
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	225,000	249,371
CIT Bank NA sr. unsec. FRN Ser. BKNT, 2.969%, 9/27/25	385,000	404,412
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	100,000	106,625
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	129,000	143,674
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	360,000	367,200
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	9,000	9,889
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	21,000	22,297
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	64,000	70,722
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,000	1,256
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,006,000	1,144,012
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	70,000	78,783
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	200,000	199,372
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	400,000	431,501
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	225,000	242,438
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	620,000	629,087
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)	505,000	521,404
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	273,000	313,044
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	242,000	276,202
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	25,000	27,211
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	62,000	63,830
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	235,000	253,923
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	220,000	220,660
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	197,000	222,634
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	405,000	444,986
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	77,000	79,243
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	314,000	449,026
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	275,000	263,016
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	136,000	127,985
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	410,000	420,303
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	87,000	94,552
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	467,000	477,508
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.125%, 5/15/47	100,000	88,982
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	87,000	87,435
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	740,000	857,800
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	72,000	74,906
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	125,000	138,830
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	194,000	225,262
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	36,000	38,761
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	340,000	472,569
MetLife, Inc. jr. unsec. sub. notes 6.40%, 12/15/36	85,000	109,170
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	200,000	220,830
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	760,000	947,413
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	200,000	233,010
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	75,000	86,331
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	67,000	68,203
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	66,000	69,713
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	199,000	213,925
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	1,000	1,497
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	140,000	158,850
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	463,000	498,022
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	205,000	221,253
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	173,000	260,487
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	180,000	197,761
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	198,000	208,609
U.S. Bancorp unsec. sub. notes 3.00%, 7/30/29	455,000	488,758
UBS Group AG 144A jr. unsec. sub. FRN 4.375%, perpetual maturity (Switzerland)	580,000	589,404
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	247,000	280,652
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	115,000	128,944
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	90,000	92,813
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	610,000	886,607
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	196,000	231,145
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	108,000	106,949

		20,972,493
Health care (2.6%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	743,000	800,591
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	130,000	141,161
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	200,000	252,342
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	100,000	105,785
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	192,000	201,181
Bristol-Myers Squibb Co. sr. unsec. sub. bonds 2.55%, 11/13/50	119,000	111,735
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	530,000	587,415
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	96,000	101,473
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	372,000	456,125
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	12,000	12,531
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	102,670	116,451
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	179,000	193,367
DH Europe Finance II Sarl company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	60,000	62,589
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	35,000	40,163
HCA, Inc. company guaranty sr. bonds 3.50%, 7/15/51	157,000	155,632
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	41,000	45,798
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	45,000	58,354
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	95,000	104,260
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	160,000	183,920
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	319,883
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	125,000	136,651
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	28,000	29,365
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	29,000	28,942
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 4.75%, 7/15/45	50,000	65,532
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 2.90%, 5/15/50	160,000	160,432
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	225,000	254,562
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	107,000	107,298
Viatris, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 6/22/50	250,000	265,716
Viatris, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	133,000	135,804
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	292,000	328,125
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	39,000	38,639

		5,601,822
Technology (2.6%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	115,000	100,479
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	125,000	130,640
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	596,000	569,230
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	468,000	589,613
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	476,000	527,395
Broadcom, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 2/15/51	175,000	174,633
Cisco Systems, Inc./California sr. unsec. unsub. notes 2.50%, 9/20/26	120,000	128,119
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	43,000	69,740
Fidelity National Information Services, Inc. sr. unsec. bonds 2.25%, 3/1/31	217,000	215,393
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	106,000	115,428
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	291,000	331,237
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	280,000	289,463
Microsoft Corp. sr. unsec. unsub. bonds 2.675%, 6/1/60	500,000	484,731
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	507,000	524,360
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	85,000	90,769
Salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	313,000	316,645
Salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	313,000	312,215
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	294,000	296,011
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	204,000	191,335
VMware, Inc. sr. unsec. unsub. bonds 2.20%, 8/15/31	389,000	380,352

		5,837,788
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	135,000	146,596

		146,596
Utilities and power (2.2%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	230,000	226,836
American Electric Power Co., Inc. sr. unsec. unsub. bonds 3.25%, 3/1/50	100,000	99,942
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	216,000	245,166
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	3,000	3,921
Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37	3,000	4,283
Berkshire Hathaway Energy Co. sr. unsec. bonds 4.25%, 10/15/50	100,000	120,901
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	2,000	2,612
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	86,000	98,808
Dominion Energy, Inc. sr. unsec. unsub. bonds 4.90%, 8/1/41	135,000	168,001
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	65,000	73,996
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	193,856
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	201,000	220,567
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	72,000	75,896
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	207,000	303,229
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	90,000	104,812
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	95,000	106,497
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	135,000	131,288
Energy Transfer LP company guaranty sr. unsec. notes 5.875%, 1/15/24	85,000	93,417
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	55,000	57,650
Energy Transfer LP sr. unsec. unsub. bonds 6.125%, 12/15/45	175,000	222,671
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	25,000	32,480
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	114,000	119,108
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	317,000	359,103
Florida Power & Light Co. sr. bonds 4.125%, 2/1/42	203,000	244,320
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	105,000	117,782
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	37,000	39,523
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	107,404
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	123,000	131,226
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	161,000	200,682
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	109,000	106,374
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	145,000	154,261
PacifiCorp sr. bonds 2.70%, 9/15/30	133,000	138,432
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	2,000	2,823
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	96,000	102,313
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	104,000	109,390
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 2.237%, 5/15/67	310,000	290,991

		4,810,561

Total corporate bonds and notes (cost $57,576,136)		$61,621,860

ASSET-BACKED SECURITIES (3.5%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$455,000	$455,592
LHOME Mortgage Trust 144A Ser. 19-RTL2, Class A1, 3.844%, 3/25/24	323,977	326,569
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 0.986%, 10/25/53	203,000	203,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.886%, 11/25/53	122,000	122,000
Mortgage Repurchase Agreement Financing Trust 144A
FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.085%, 8/10/23	289,000	290,678
FRB Ser. 21-S1, Class A1, (1 Month US LIBOR + 0.50%), 1.00%, 9/10/22	282,000	282,001
MRA Issuance Trust 144A
FRB Ser. 21-EBO4, Class A1X, (1 Month US LIBOR + 1.75%), 1.836%, 2/16/22	517,000	517,000
FRB Ser. 21-EBO1, Class A1X, (1 Month US LIBOR + 1.75%), 1.834%, 2/16/22	404,000	404,000
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%), 1.784%, 4/22/22	460,000	460,000
FRB Ser. 21-NA1, Class A1X, (1 Month US LIBOR + 1.50%), 1.586%, 3/8/22	454,000	454,000
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.286%, 8/15/22	783,000	783,000
FRB Ser. 21-14, Class A1X, (1 Month US LIBOR + 1.25%), 1.243%, 2/15/22	512,000	512,000
FRB Ser. 21-8, Class A1X, (1 Month US LIBOR + 1.15%), 1.236%, 10/15/21	777,000	777,000
FRB Ser. 21-11, Class A1X, (1 Month US LIBOR + 1.15%), 1.234%, 1/25/22	517,000	518,032
Station Place Securitization Trust 144A
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.883%, 4/25/22	531,000	531,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.854%, 8/8/22	531,000	531,000
Toorak Mortgage Corp., Ltd. 144A Ser. 20-1, Class A1, 2.734%, 3/25/23(WAC)	580,000	588,359

Total asset-backed securities (cost $7,740,976)		$7,755,231

COLLATERALIZED LOAN OBLIGATIONS (1.7%)(a)
	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 19-5A, Class A1, (BBA LIBOR USD 3 Month + 1.39%), 1.516%, 1/15/33 (Cayman Islands)	$273,000	$273,349
AB BSL CLO 1, Ltd. 144A FRB Ser. 20-1A, Class A1A, (BBA LIBOR USD 3 Month + 1.50%), 1.626%, 1/15/33 (Cayman Islands)	273,000	273,399
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 20-1A, Class A, (BBA LIBOR USD 3 Month + 1.35%), 1.484%, 1/20/32	273,000	274,010
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (BBA LIBOR USD 3 Month + 1.11%), 1.244%, 4/20/32 (Cayman Islands)	250,000	250,279
Crestline Denali CLO XVII, Ltd. 144A FRB Ser. 21-1A, Class AR, (BBA LIBOR USD 3 Month + 1.06%), 1.186%, 10/15/31 (Cayman Islands)	250,000	250,013
Elmwood CLO IV, Ltd. 144A FRB Ser. 20-1A, Class A, (BBA LIBOR USD 3 Month + 1.24%), 1.366%, 4/15/33 (Cayman Islands)	400,000	401,068
Galaxy XXII CLO, Ltd. 144A FRB Ser. 21-22A, Class ARR, (BBA LIBOR USD 3 Month + 1.20%), 1.326%, 4/16/34 (Cayman Islands)	250,000	250,542
Golub Capital Partners 48 LP 144A FRB Ser. 20-48A, Class A1, (BBA LIBOR USD 3 Month + 1.31%), 1.444%, 4/17/33	250,000	250,331
Greywolf CLO V, Ltd. 144A FRB Ser. 18-1A, Class A1R, (BBA LIBOR USD 3 Month + 1.16%), 1.285%, 1/27/31 (Cayman Islands)	323,000	323,078
HalseyPoint CLO 3, Ltd. 144A FRB Ser. 20-3A, Class A1A, (BBA LIBOR USD 3 Month + 1.45%), 1.579%, 11/30/32 (Cayman Islands)	250,000	250,820
Signal Peak CLO 8, Ltd. 144A FRB Ser. 20-8A, Class A, (BBA LIBOR USD 3 Month + 1.27%), 1.404%, 4/20/33 (Cayman Islands)	250,000	250,530
Vibrant CLO VIII, Ltd. 144A FRB Ser. 18-8A, Class A1A, (BBA LIBOR USD 3 Month + 1.14%), 1.274%, 1/20/31 (Cayman Islands)	400,000	400,001
York CLO-4, Ltd. 144A FRB Ser. 20-2A, Class A1R, (BBA LIBOR USD 3 Month + 1.09%), 1.224%, 4/20/32 (Cayman Islands)	400,000	400,200

Total collateralized loan obligations (cost $3,848,927)		$3,847,620

PURCHASED SWAP OPTIONS OUTSTANDING (1.2%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485	$24,072,200	$19,258
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	3,110,300	754,963
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00	3,110,300	745,477
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75	3,110,300	626,757
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	5,165,700	326,524
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	5,165,700	151,768

Total purchased swap options outstanding (cost $1,657,514)			$2,624,747

SHORT-TERM INVESTMENTS (24.3%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.08%(AFF)	Shares	29,531,805	$29,531,805
U.S. Treasury Bills 0.042%, 10/7/21(SEGSF)		$1,000,000	999,994
U.S. Treasury Bills 0.043%, 3/3/22(SEG)(SEGSF)(SEGCCS)		3,400,000	3,399,368
U.S. Treasury Bills 0.041%, 2/10/22(SEGSF)(SEGCCS)		5,700,000	5,699,060
U.S. Treasury Bills 0.042%, 3/17/22(SEGSF)(SEGCCS)		5,600,000	5,598,766
U.S. Treasury Bills 0.041%, 4/21/22(SEG)(SEGSF)(SEGCCS)		3,100,000	3,099,130
U.S. Treasury Bills 0.038%, 2/3/22(SEGSF)(SEGCCS)		4,100,000	4,099,324
U.S. Treasury Bills 0.040%, 10/14/21(SEGSF)(SEGCCS)		1,100,000	1,099,989

Total short-term investments (cost $53,528,018)			$53,527,436
TOTAL INVESTMENTS

Total investments (cost $307,787,971)			$303,429,995

FUTURES CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	25	$3,980,469	$3,980,469	Dec-21	$(77,353)
U.S. Treasury Bond Ultra 30 yr (Long)	54	10,317,375	10,317,375	Dec-21	(282,027)
U.S. Treasury Bond Ultra 30 yr (Short)	1	191,063	191,063	Dec-21	5,241
U.S. Treasury Note 2 yr (Long)	35	7,701,914	7,701,914	Dec-21	(4,587)
U.S. Treasury Note 2 yr (Short)	468	102,985,594	102,985,594	Dec-21	57,446
U.S. Treasury Note 5 yr (Long)	22	2,700,328	2,700,328	Dec-21	(12,596)
U.S. Treasury Note 5 yr (Short)	14	1,718,391	1,718,391	Dec-21	8,312
U.S. Treasury Note 10 yr (Long)	107	14,082,203	14,082,203	Dec-21	(152,303)
U.S. Treasury Note 10 yr (Short)	40	5,264,375	5,264,375	Dec-21	56,074
U.S. Treasury Note Ultra 10 yr (Short)	43	6,245,750	6,245,750	Dec-21	87,002

Unrealized appreciation					214,075

Unrealized (depreciation)					(528,866)

Total					$(314,791)

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/21 (premiums $13,980,881) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985	$24,072,200	$143,230
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	14,363,800	471,276
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	14,363,800	4,422,901
Citibank, N.A.
(0.944)/3 month USD-LIBOR-BBA/Oct-26	Oct-21/0.944	6,783,400	4,206
0.944/3 month USD-LIBOR-BBA/Oct-26	Oct-21/0.944	6,783,400	52,232
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	1,877,700	93,509
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	1,877,700	134,650
Goldman Sachs International
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	201,093
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	14,962,300	1,574,632
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	1,030,300	14,785
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	2,064,700	25,293
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	1,030,300	112,715
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	2,064,700	117,296
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	14,803,400	127,457
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	14,803,400	1,910,379
Morgan Stanley & Co. International PLC
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	55,411
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	56,919
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	5,165,700	89,677
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	5,165,700	189,168
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	2,320,400	241,298
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	2,320,400	247,447
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75	3,110,300	569,714
2.7875/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	8,977,400	592,868
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00	3,110,300	706,785
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	3,110,300	712,508
(2.7875)/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	8,977,400	2,227,562
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	161,600	6,965
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	323,100	72,856
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,178,100	108,622
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,178,100	128,246

Total			$15,411,700

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	$12,515,500	$(115,455)	$268,958
(3.312)/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	30,423,400	(554,649)	245,517
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	120,741
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17	8,461,600	(408,695)	47,808
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	23,206,800	(149,974)	42,933
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29	2,961,600	(145,668)	33,970
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305	17,007,100	(20,409)	1,361
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	1,694,800	(38,344)	(983)
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	23,206,800	(149,974)	(14,156)
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875	3,401,400	(44,218)	(26,463)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	12,515,500	(115,455)	(114,141)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	(140,085)
3.312/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	30,423,400	(4,300,165)	(460,306)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	1,694,800	(796,854)	(584,638)
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	23,206,800	97,759	34,810
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875	1,700,700	47,620	20,051
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805	34,014,200	11,055	4,762
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085	16,923,300	232,272	(1,015)
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29	4,230,800	66,000	(10,069)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	23,206,800	97,759	(89,578)
Barclays Bank PLC
2.232/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232	1,797,000	(217,707)	25,751
(2.232)/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232	1,797,000	(217,707)	(28,968)
Citibank, N.A.
2.285/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	11,799,100	(1,018,852)	160,232
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	45,824
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	1,155,500	(36,716)	43,562
(2.194)/3 month USD-LIBOR-BBA/Sep-52 (Purchased)	Sep-22/2.194	927,100	(22,739)	11,746
1.624/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-21/1.624	5,968,700	(85,949)	9,789
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	13,281,900	(177,048)	(531)
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	13,281,900	(177,048)	(14,344)
(1.624)/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-21/1.624	5,968,700	(85,949)	(15,161)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	1,155,500	(36,716)	(27,709)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(72,424)
(2.285)/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	11,799,100	(1,018,852)	(142,179)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	63,166
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194	13,281,900	100,677	21,517
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194	13,281,900	100,677	(2,524)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	8,760,900	80,162	(5,344)
1.7075/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-22/1.7075	4,449,900	23,584	(12,237)
1.3075/3 month USD-LIBOR-BBA/Dec-26 (Written)	Dec-21/1.3075	28,447,500	60,451	(22,189)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	38,857
(1.383)/3 month USD-LIBOR-BBA/Oct-31 (Purchased)	Oct-21/1.383	2,025,500	(16,629)	13,834
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	1,105,300	(101,356)	(8,279)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	1,105,300	(165,242)	(9,693)
1.383/3 month USD-LIBOR-BBA/Oct-31 (Purchased)	Oct-21/1.383	2,025,500	(16,629)	(15,738)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(55,489)
2.41/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.41	204,300	2,983	(1,054)
2.07/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.07	4,323,000	89,486	(38,907)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	381,342
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(135,275)	52,203
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(84,278)	37,152
(2.031)/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	2,608,100	(178,394)	13,536
(1.985)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	1,862,900	(127,795)	12,817
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	785,400	(90,714)	1,422
2.031/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	2,608,100	(178,394)	(7,772)
1.985/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	1,862,900	(127,795)	(9,147)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	785,400	(90,714)	(9,794)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(93,888)	(62,274)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(151,642)	(68,225)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(541,739)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	2,175,500	139,993	78,927
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	2,175,500	139,993	(96,592)
Morgan Stanley & Co. International PLC
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(94,150)	40,915
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	26,672
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	(12,537)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(134,050)	(84,551)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	3,496,900	(120,206)	43,362
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	1,398,800	(73,157)	9,764
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	412,400	(28,765)	5,035
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	412,400	(28,765)	(4,000)
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	1,398,800	(73,157)	(6,420)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	3,496,900	(120,206)	(53,433)
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775	1,072,400	29,223	16,376
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	604,200	79,452	13,359
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775	1,072,400	29,223	536
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	604,200	79,452	(3,323)
UBS AG
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	1,473,500	(82,442)	87,717
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	12,278,900	(82,821)	76,252
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	3,683,700	(78,094)	60,965
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	4,911,600	(77,849)	56,582
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	699,400	(63,121)	8,183
(1.87)/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87	1,363,900	(63,421)	900
1.87/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87	1,363,900	(63,421)	(2,482)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	699,400	(63,121)	(24,731)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	4,911,600	(77,849)	(40,914)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	12,278,900	(82,821)	(53,045)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	1,473,500	(82,442)	(61,106)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	3,683,700	(78,094)	(62,918)
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	2,946,900	78,314	52,160
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	2,946,900	78,314	(82,896)
Wells Fargo Bank, N.A.
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	134,233
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	4,895,700	(100,239)	50,622
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	3,496,900	(71,774)	37,732
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	2,068,800	(103,181)	11,130
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	2,068,800	(103,181)	(14,564)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	3,496,900	(71,774)	(26,856)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	4,895,700	(100,239)	(35,690)
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	3,722,500	(314,551)	(217,213)

Unrealized appreciation				2,565,083

Unrealized (depreciation)				(3,496,426)

Total				$(931,343)

TBA SALE COMMITMENTS OUTSTANDING at 9/30/21 (proceeds receivable $10,206,953) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.00%, 10/1/51	$2,000,000	10/14/21	$2,093,045
Uniform Mortgage-Backed Securities, 2.50%, 10/1/51	3,000,000	10/14/21	3,093,399
Uniform Mortgage-Backed Securities, 2.00%, 10/1/51	5,000,000	10/14/21	5,012,812

Total			$10,199,256

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$8,508,000	$975,357		$(256,513)	3/2/31	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	$737,026
		2,707,100	123,173		(548)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	145,058
		845,700	29,210	(E)	(19)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	29,192
		4,004,800	246,375		(57)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(273,821)
		4,070,000	253,846		—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(280,158)
		1,715,500	219,087	(E)	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(219,087)
		2,216,500	41,781	(E)	(25)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	41,756
		185,400	19,050	(E)	(6)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(19,056)
		5,041,700	243,968		(71)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(262,329)
		2,745,300	21,441	(E)	(94)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(21,534)
		1,942,200	122,786	(E)	(66)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	122,720
		18,776,700	9,388		(52,620)	10/15/21	3 month USD-LIBOR-BBA — Quarterly	1.316% — Semiannually	65,578
		19,527,800	15,622		(52,096)	10/21/21	3 month USD-LIBOR-BBA — Quarterly	1.5025% — Semiannually	88,685
		86,100	1,119	(E)	(3)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,122)
		66,300	24	(E)	(2)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	22
		760,300	107,818	(E)	(26)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	107,792
		38,133,100	7,245		(144)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(97,370)
		3,934,700	494,474	(E)	(134)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(494,608)
		332,300	38,367	(E)	(11)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	38,356
		323,200	76,327	(E)	(11)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	76,316
		226,500	61,936	(E)	(8)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	61,929
		2,515,900	140,966	(E)	(36)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	(141,002)
		8,508,000	965,913		(1,134,561)	2/18/31	3 month USD-LIBOR-BBA — Quarterly	2.764% — Semiannually	(142,521)
		371,700	16,582	(E)	(5)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(16,586)
		167,400	15,938	(E)	(3)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(15,941)
		1,995,900	160,470	(E)	(28)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	160,442
		206,700	16,699	(E)	(4)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(16,703)
		4,005,400	80,989		(32)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(79,619)
		1,848,600	126,426		(25)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(124,438)
		4,507,900	97,416		(43)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	96,683
		2,850,000	63,242		(23)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(62,676)
		1,288,500	215,205	(E)	99,385	9/2/52	3 month USD-LIBOR-BBA — Quarterly	1.188% — Semiannually	(115,820)
		3,643,300	79,788		(34)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	74,947
		9,309,600	4,376		(35)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	4,713
		3,851,300	74,215		(31)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	67,915
		543,000	11,360		279	10/16/25	3 month USD-LIBOR-BBA — Quarterly	0.37% — Semiannually	(10,307)
		5,047,000	315,791		38,563	10/16/30	3 month USD-LIBOR-BBA — Quarterly	0.75% — Semiannually	(261,876)
		1,923,000	302,661		348,312	10/16/50	3 month USD-LIBOR-BBA — Quarterly	1.16% — Semiannually	52,009
		1,141,000	55,224		—	12/7/30	3 month USD-LIBOR-BBA — Quarterly	0.932% — Semiannually	(51,945)
		935,600	50,289		—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	47,780
		3,851,300	69,169		(31)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	63,000
		691,700	85,660		(24)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	83,061
		15,621,600	47,958		(98)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	33,874
		16,960,600	1,179,440		(324)	12/2/33	3 month USD-LIBOR-BBA — Quarterly	1.02% — Semiannually	(1,124,213)
		3,937,800	81,788		(32)	12/16/25	3 month USD-LIBOR-BBA — Quarterly	0.428% — Semiannually	(77,098)
		2,242,500	106,362		(32)	6/22/31	3 month USD-LIBOR-BBA — Quarterly	1.0025% — Semiannually	(100,282)
		276,000	20,882		(9)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.509% — Semiannually	(20,019)
		276,000	18,462		(9)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.546% — Semiannually	(17,575)
		3,706,200	59,559		(30)	1/13/26	0.5615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	56,079
		718,100	22,096		(10)	4/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	18,424
		694,900	22,821		(10)	7/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	21,292
		1,930,300	6,756		5,765	4/15/31	3 month USD-LIBOR-BBA — Quarterly	1.465% — Semiannually	11,521
		16,850,600	97,733	(E)	(94)	1/31/25	0.735% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	97,640
		3,860,600	62,426		(8,814)	3/9/26	0.5996% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	52,471
		779,800	12,485		(6)	2/10/26	0.584% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	11,978
		637,800	16,168		(8)	2/16/31	1.212% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	15,295
		814,000	5,185		(11)	2/24/31	1.4255% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,092
		5,937,000	11,755		(79)	3/2/31	1.51882% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(18,526)
		2,000,000	6,360		(27)	3/5/31	3 month USD-LIBOR-BBA — Quarterly	1.5324% — Semiannually	8,223
		1,930,300	4,517		(26)	3/15/31	1.525% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,751)
		710,800	22,333	(E)	(11)	3/20/34	2.29% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(22,344)
		6,531,000	10,515		(62)	4/1/26	0.94375% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(17,947)
		14,774,500	28,072		(51,092)	4/28/26	3 month USD-LIBOR-BBA — Quarterly	0.95% — Semiannually	(23,022)
		3,860,600	10,192		(36)	4/15/26	1.045% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(27,776)
		5,536,600	115,992		(73)	4/15/31	3 month USD-LIBOR-BBA — Quarterly	1.734% — Semiannually	158,674
		2,076,200	148,282		(71)	4/15/51	2.127% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(168,149)
		1,930,300	34,726		(26)	4/21/31	1.702% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(48,835)
		3,314,500	25,489		(44)	5/5/31	3 month USD-LIBOR-BBA — Quarterly	1.591% — Semiannually	46,194
		1,930,300	11,350		(26)	5/17/31	3 month USD-LIBOR-BBA — Quarterly	1.573% — Semiannually	22,327
		534,000	1,938		(7)	5/10/31	1.5475% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,083)
		14,500,000	87,870		(192)	5/12/31	3 month USD-LIBOR-BBA — Quarterly	1.574% — Semiannually	173,328
		1,930,300	23,859		(26)	5/21/31	3 month USD-LIBOR-BBA — Quarterly	1.644% — Semiannually	35,019
		1,997,700	18,659		(26)	5/27/31	1.612% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(29,537)
		6,629,000	47,000		(63)	6/4/23	3 month USD-LIBOR-BBA — Quarterly	0.857% — Semiannually	(29,109)
		562,200	5,335		(8)	9/7/31	1.6275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,910)
		2,183,500	24,739		(31)	9/7/31	1.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(26,999)
		1,930,300	7,876		(26)	6/16/31	3 month USD-LIBOR-BBA — Quarterly	1.558% — Semiannually	16,527
		251,600	7,681	(E)	(9)	6/11/51	2.232% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,690)
		4,431,000	6,336		(17)	6/10/23	3 month USD-LIBOR-BBA — Quarterly	0.2215% — Semiannually	(3,626)
		920,200	4,150		(12)	6/14/31	3 month USD-LIBOR-BBA — Quarterly	1.465% — Semiannually	(206)
		3,657,000	17,554		(48)	6/11/31	1.461% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,388
		1,930,300	11,620		(26)	6/23/31	3 month USD-LIBOR-BBA — Quarterly	1.45% — Semiannually	(4,082)
		1,664,000	782		(22)	6/21/31	1.52% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,773)
		3,434,400	14,493		(46)	6/29/31	3 month USD-LIBOR-BBA — Quarterly	1.47% — Semiannually	(1,662)
		5,438,800	22,843		(51)	6/28/26	0.933% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	9,743
		492,400	2,462		(7)	7/6/31	3 month USD-LIBOR-BBA — Quarterly	1.463% — Semiannually	(932)
		6,055,800	17,743		(57)	7/6/26	0.963% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,935
		1,328,000	7,397		(18)	7/9/31	3 month USD-LIBOR-BBA — Quarterly	1.457% — Semiannually	(3,391)
		1,657,600	8,918		(22)	7/15/31	3 month USD-LIBOR-BBA — Quarterly	1.46% — Semiannually	(4,284)
		856,000	17,753		(11)	7/27/31	3 month USD-LIBOR-BBA — Quarterly	1.2975% — Semiannually	(15,993)
		13,311,600	147,759		(126)	8/4/26	3 month USD-LIBOR-BBA — Quarterly	0.806% — Semiannually	(133,551)
		219,000	10,374		(7)	7/29/51	3 month USD-LIBOR-BBA — Quarterly	1.6295% — Semiannually	(9,827)
		1,310,000	74,513		(45)	8/11/51	1.591% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	71,810
		7,302,000	145,237		(97)	8/10/31	3 month USD-LIBOR-BBA — Quarterly	1.31% — Semiannually	(133,135)
		1,895,800	39,755		(25)	8/18/31	3 month USD-LIBOR-BBA — Quarterly	1.30% — Semiannually	(37,125)
		1,153,400	33,195	(E)	(16)	8/23/33	1.57% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	33,179
		8,620,600	74,913		(81)	9/2/26	0.873% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	69,600
		10,505,500	87,931		(99)	9/1/26	0.879% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	81,186
		48,200	1,000	(E)	(1)	9/1/33	1.66% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	999
		1,614,000	30,279		(23)	10/1/31	1.333% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	30,256
		21,442,000	197,910	(E)	231,003	12/15/26	3 month USD-LIBOR-BBA — Quarterly	0.95% — Semiannually	33,093
		40,499,000	68,848	(E)	(72,660)	12/15/23	0.40% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,811)
		26,466,000	557,903	(E)	642,236	12/15/31	3 month USD-LIBOR-BBA — Quarterly	1.35% — Semiannually	84,333
		2,429,000	112,025	(E)	(107,844)	12/15/51	1.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,182
		1,385,400	21,224		(18)	9/13/31	1.366% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	20,339
		417,800	6,756		(6)	9/14/31	3 month USD-LIBOR-BBA — Quarterly	1.357% — Semiannually	(6,516)
		1,824,000	35,294		(24)	9/17/31	1.324% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	34,416
		5,120,500	21,660	(E)	(48)	12/21/26	1.0575% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	21,611
		3,024,000	49,956		(40)	9/23/31	1.355% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	49,092
		1,004,000	12,831		(13)	9/27/31	1.3955% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	12,677
		13,034,400	14,599	(E)	(123)	10/5/26	1.046% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	14,475
		2,550,000	1,887		(87)	9/30/51	3 month USD-LIBOR-BBA — Quarterly	1.824% — Semiannually	(1,854)
		5,407,700	28,823	(E)	(69)	10/7/31	1.59% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(28,897)

	Total				$(375,063)				$(1,354,797)
(E)	Extended effective date.

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$15,818,000	$26,891	$(160)	9/13/26	2.7375% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(27,050)
	7,572,000	42,858	(138)	1/15/32	2.78% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	(42,996)

Total			$(298)				$(70,046)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$3,281	$48,000	$13,656	5/11/63	300 bp — Monthly	$(10,351)
	CMBX NA BBB-.6 Index	B+/P	6,388	106,000	30,157	5/11/63	300 bp — Monthly	(23,716)
	CMBX NA BBB-.6 Index	B+/P	13,088	212,000	60,314	5/11/63	300 bp — Monthly	(47,120)
	CMBX NA BBB-.6 Index	B+/P	12,483	219,000	62,306	5/11/63	300 bp — Monthly	(49,713)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	1,310	11,000	1,151	5/11/63	200 bp — Monthly	163
	CMBX NA A.6 Index	BBB+/P	3,015	18,000	1,883	5/11/63	200 bp — Monthly	1,138
	CMBX NA A.6 Index	BBB+/P	2,425	20,000	2,092	5/11/63	200 bp — Monthly	340
	CMBX NA A.6 Index	BBB+/P	3,462	29,000	3,033	5/11/63	200 bp — Monthly	438
	CMBX NA A.6 Index	BBB+/P	3,435	29,000	3,033	5/11/63	200 bp — Monthly	411
	CMBX NA A.6 Index	BBB+/P	4,568	36,000	3,766	5/11/63	200 bp — Monthly	814
	CMBX NA A.6 Index	BBB+/P	5,386	45,000	4,707	5/11/63	200 bp — Monthly	694
	CMBX NA A.6 Index	BBB+/P	8,954	58,000	6,067	5/11/63	200 bp — Monthly	2,906
	CMBX NA A.6 Index	BBB+/P	7,403	63,000	6,590	5/11/63	200 bp — Monthly	834
	CMBX NA A.6 Index	BBB+/P	10,744	90,000	9,414	5/11/63	200 bp — Monthly	1,360
	CMBX NA A.6 Index	BBB+/P	11,822	97,000	10,146	5/11/63	200 bp — Monthly	1,708
	CMBX NA A.6 Index	BBB+/P	17,623	106,000	11,088	5/11/63	200 bp — Monthly	6,570
	CMBX NA A.6 Index	BBB+/P	13,502	114,000	11,924	5/11/63	200 bp — Monthly	1,615
	CMBX NA A.6 Index	BBB+/P	82,488	691,000	72,279	5/11/63	200 bp — Monthly	10,440
	CMBX NA BB.11 Index	BB-/P	87,010	154,000	12,967	11/18/54	500 bp — Monthly	74,172
	CMBX NA BB.13 Index	BB-/P	12,097	121,000	11,507	12/16/72	500 bp — Monthly	691
	CMBX NA BB.6 Index	B-/P	20,083	134,966	60,708	5/11/63	500 bp — Monthly	(40,512)
	CMBX NA BB.7 Index	B/P	35,060	687,000	231,588	1/17/47	500 bp — Monthly	(195,955)
	CMBX NA BB.9 Index	B+/P	1,222	6,000	1,243	9/17/58	500 bp — Monthly	(16)
	CMBX NA BB.9 Index	B+/P	22,260	109,000	22,574	9/17/58	500 bp — Monthly	(223)
	CMBX NA BBB-.14 Index	BBB-/P	499	16,000	549	12/16/72	300 bp — Monthly	(42)
	CMBX NA BBB-.14 Index	BBB-/P	4,082	133,000	4,562	12/16/72	300 bp — Monthly	(413)
	CMBX NA BBB-.14 Index	BBB-/P	6,502	199,000	6,826	12/16/72	300 bp — Monthly	(224)
	CMBX NA BBB-.10 Index	BB+/P	11,127	102,000	8,925	11/17/59	300 bp — Monthly	2,253
	CMBX NA BBB-.11 Index	BBB-/P	8,331	133,000	5,905	11/18/54	300 bp — Monthly	2,492
	CMBX NA BBB-.12 Index	BBB-/P	2,044	49,000	2,264	8/17/61	300 bp — Monthly	(196)
	CMBX NA BBB-.12 Index	BBB-/P	17,031	289,000	13,352	8/17/61	300 bp — Monthly	3,824
	CMBX NA BBB-.13 Index	BBB-/P	281	6,000	299	12/16/72	300 bp — Monthly	(15)
	CMBX NA BBB-.14 Index	BBB-/P	1,138	35,000	1,201	12/16/72	300 bp — Monthly	(45)
	CMBX NA BBB-.14 Index	BBB-/P	2,072	49,000	1,681	12/16/72	300 bp — Monthly	416
	CMBX NA BBB-.14 Index	BBB-/P	5,450	109,000	3,739	12/16/72	300 bp — Monthly	1,766
	CMBX NA BBB-.14 Index	BBB-/P	5,380	118,000	4,047	12/16/72	300 bp — Monthly	1,391
	CMBX NA BBB-.6 Index	B+/P	43,988	153,000	43,529	5/11/63	300 bp — Monthly	536
	CMBX NA BBB-.6 Index	B+/P	43,988	153,000	43,529	5/11/63	300 bp — Monthly	536
	CMBX NA BBB-.6 Index	B+/P	90,079	306,000	87,057	5/11/63	300 bp — Monthly	3,175
	CMBX NA BBB-.6 Index	B+/P	122,920	448,000	127,456	5/11/63	300 bp — Monthly	(4,312)
	CMBX NA BBB-.6 Index	B+/P	160,535	2,521,000	717,225	5/11/63	300 bp — Monthly	(555,429)
	Credit Suisse International
	CMBX NA A.6 Index	BBB+/P	(4,201)	3,804,000	397,898	5/11/63	200 bp — Monthly	(400,831)
	CMBX NA A.7 Index	BBB+/P	275	7,000	338	1/17/47	200 bp — Monthly	(61)
	CMBX NA BB.7 Index	B/P	16,586	124,000	41,800	1/17/47	500 bp — Monthly	(25,111)
	CMBX NA BBB-.6 Index	B+/P	221	2,000	569	5/11/63	300 bp — Monthly	(347)
	CMBX NA BBB-.6 Index	B+/P	3,315	30,000	8,535	5/11/63	300 bp — Monthly	(5,205)
	CMBX NA BBB-.6 Index	B+/P	537,089	5,716,000	1,626,202	5/11/63	300 bp — Monthly	(1,086,255)
	CMBX NA BBB-.7 Index	BB-/P	4,347	55,000	9,939	1/17/47	300 bp — Monthly	(5,564)
	CMBX NA BBB-.7 Index	BB-/P	18,774	254,000	45,898	1/17/47	300 bp — Monthly	(26,996)
	Goldman Sachs International
	CMBX NA A.6 Index	BBB+/P	3,780	56,000	5,858	5/11/63	200 bp — Monthly	(2,059)
	CMBX NA A.6 Index	BBB+/P	1,175	8,000	837	5/11/63	200 bp — Monthly	341
	CMBX NA A.6 Index	BBB+/P	4,038	34,000	3,556	5/11/63	200 bp — Monthly	492
	CMBX NA A.6 Index	BBB+/P	5,764	53,000	5,544	5/11/63	200 bp — Monthly	238
	CMBX NA A.6 Index	BBB+/P	5,667	65,000	6,799	5/11/63	200 bp — Monthly	(1,110)
	CMBX NA A.6 Index	BBB+/P	5,821	115,000	12,029	5/11/63	200 bp — Monthly	(6,169)
	CMBX NA A.6 Index	BBB+/P	9,260	141,000	14,749	5/11/63	200 bp — Monthly	(5,442)
	CMBX NA A.6 Index	BBB+/P	4,580	146,000	15,272	5/11/63	200 bp — Monthly	(10,643)
	CMBX NA A.6 Index	BBB+/P	17,438	150,000	15,690	5/11/63	200 bp — Monthly	1,798
	CMBX NA A.6 Index	BBB+/P	28,855	199,000	20,815	5/11/63	200 bp — Monthly	8,106
	CMBX NA A.6 Index	BBB+/P	(1,956)	206,000	21,548	5/11/63	200 bp — Monthly	(23,435)
	CMBX NA A.6 Index	BBB+/P	6,398	210,000	21,966	5/11/63	200 bp — Monthly	(15,498)
	CMBX NA A.6 Index	BBB+/P	15,762	306,000	32,008	5/11/63	200 bp — Monthly	(16,143)
	CMBX NA A.6 Index	BBB+/P	33,051	386,000	40,376	5/11/63	200 bp — Monthly	(7,196)
	CMBX NA A.6 Index	BBB+/P	12,866	416,000	43,514	5/11/63	200 bp — Monthly	(30,508)
	CMBX NA A.6 Index	BBB+/P	31,436	621,000	64,957	5/11/63	200 bp — Monthly	(33,314)
	CMBX NA A.6 Index	BBB+/P	37,833	727,000	76,044	5/11/63	200 bp — Monthly	(37,969)
	CMBX NA BBB-.11 Index	BBB-/P	64	1,000	44	11/18/54	300 bp — Monthly	20
	CMBX NA BBB-.14 Index	BBB-/P	919	20,000	686	12/16/72	300 bp — Monthly	243
	CMBX NA BBB-.14 Index	BBB-/P	634	22,000	755	12/16/72	300 bp — Monthly	(110)
	CMBX NA BBB-.14 Index	BBB-/P	1,250	33,000	1,132	12/16/72	300 bp — Monthly	135
	CMBX NA BBB-.14 Index	BBB-/P	5,688	128,000	4,390	12/16/72	300 bp — Monthly	1,362
	CMBX NA BBB-.14 Index	BBB-/P	7,158	248,500	8,524	12/16/72	300 bp — Monthly	(1,241)
	CMBX NA BBB-.14 Index	BBB-/P	11,759	256,000	8,781	12/16/72	300 bp — Monthly	3,106
	CMBX NA BBB-.6 Index	B+/P	105	1,000	285	5/11/63	300 bp — Monthly	(179)
	CMBX NA BBB-.6 Index	B+/P	2,537	9,000	2,561	5/11/63	300 bp — Monthly	(19)
	CMBX NA BBB-.6 Index	B+/P	2,537	9,000	2,561	5/11/63	300 bp — Monthly	(19)
	CMBX NA BBB-.6 Index	B+/P	571	9,000	2,561	5/11/63	300 bp — Monthly	(1,985)
	CMBX NA BBB-.6 Index	B+/P	5,861	53,000	15,079	5/11/63	300 bp — Monthly	(9,191)
	CMBX NA BBB-.6 Index	B+/P	3,993	55,000	15,648	5/11/63	300 bp — Monthly	(11,627)
	CMBX NA BBB-.6 Index	B+/P	3,993	55,000	15,648	5/11/63	300 bp — Monthly	(11,627)
	CMBX NA BBB-.6 Index	B+/P	5,063	60,000	17,070	5/11/63	300 bp — Monthly	(11,977)
	CMBX NA BBB-.6 Index	B+/P	5,381	68,000	19,346	5/11/63	300 bp — Monthly	(13,931)
	CMBX NA BBB-.6 Index	B+/P	7,595	90,000	25,605	5/11/63	300 bp — Monthly	(17,965)
	CMBX NA BBB-.6 Index	B+/P	6,881	101,000	28,735	5/11/63	300 bp — Monthly	(21,803)
	CMBX NA BBB-.6 Index	B+/P	14,813	104,000	29,588	5/11/63	300 bp — Monthly	(14,723)
	CMBX NA BBB-.6 Index	B+/P	5,208	105,000	29,873	5/11/63	300 bp — Monthly	(24,612)
	CMBX NA BBB-.6 Index	B+/P	5,119	105,000	29,873	5/11/63	300 bp — Monthly	(24,701)
	CMBX NA BBB-.6 Index	B+/P	5,379	106,000	30,157	5/11/63	300 bp — Monthly	(24,725)
	CMBX NA BBB-.6 Index	B+/P	11,693	108,000	30,726	5/11/63	300 bp — Monthly	(18,979)
	CMBX NA BBB-.6 Index	B+/P	51,465	188,000	53,486	5/11/63	300 bp — Monthly	(1,927)
	CMBX NA BBB-.6 Index	B+/P	22,647	193,000	54,909	5/11/63	300 bp — Monthly	(32,165)
	CMBX NA BBB-.6 Index	B+/P	10,113	206,000	58,607	5/11/63	300 bp — Monthly	(48,391)
	CMBX NA BBB-.6 Index	B+/P	18,393	213,000	60,599	5/11/63	300 bp — Monthly	(42,099)
	CMBX NA BBB-.6 Index	B+/P	23,812	216,000	61,452	5/11/63	300 bp — Monthly	(37,532)
	CMBX NA BBB-.6 Index	B+/P	33,182	239,000	67,996	5/11/63	300 bp — Monthly	(34,694)
	CMBX NA BBB-.6 Index	B+/P	20,522	273,000	77,669	5/11/63	300 bp — Monthly	(57,010)
	CMBX NA BBB-.6 Index	B+/P	25,932	536,000	152,492	5/11/63	300 bp — Monthly	(126,292)
	CMBX NA BBB-.7 Index	BB-/P	418	6,000	1,084	1/17/47	300 bp — Monthly	(663)
	CMBX NA BBB-.7 Index	BB-/P	7,955	101,000	18,251	1/17/47	300 bp — Monthly	(10,245)
	CMBX NA BBB-.7 Index	BB-/P	11,309	153,000	27,647	1/17/47	300 bp — Monthly	(16,262)
	CMBX NA BBB-.7 Index	BB-/P	13,902	171,000	30,900	1/17/47	300 bp — Monthly	(16,912)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	3,305	41,000	607	12/16/72	200 bp — Monthly	3,926
	CMBX NA A.6 Index	BBB+/P	17,640	126,000	13,180	5/11/63	200 bp — Monthly	4,502
	CMBX NA A.6 Index	BBB+/P	753,874	5,798,000	606,471	5/11/63	200 bp — Monthly	149,336
	CMBX NA BB.10 Index	B+/P	5,777	72,000	16,819	5/11/63	500 bp — Monthly	(10,982)
	CMBX NA BB.7 Index	B/P	120,945	247,000	83,264	1/17/47	500 bp — Monthly	37,887
	CMBX NA BBB-.6 Index	B+/P	1,994,623	6,239,000	1,774,996	5/11/63	300 bp — Monthly	222,747
	Merrill Lynch International
	CMBX NA A.6 Index	BBB+/P	(782)	47,000	4,916	5/11/63	200 bp — Monthly	(5,682)
	CMBX NA BB.6 Index	B-/P	5,518	26,029	11,708	5/11/63	500 bp — Monthly	(6,168)
	CMBX NA BBB-.6 Index	B+/P	279,148	1,036,000	294,742	5/11/63	300 bp — Monthly	(15,076)
	CMBX NA BBB-.6 Index	B+/P	22,806	82,000	23,329	5/11/63	300 bp — Monthly	(482)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	BBB+/P	2,400	30,000	3,138	5/11/63	200 bp — Monthly	(728)
	CMBX NA A.6 Index	BBB+/P	4,900	49,000	5,125	5/11/63	200 bp — Monthly	(209)
	CMBX NA A.6 Index	BBB+/P	15,781	101,000	10,565	5/11/63	200 bp — Monthly	5,250
	CMBX NA A.7 Index	BBB+/P	(13)	13,000	628	1/17/47	200 bp — Monthly	(636)
	CMBX NA BB.13 Index	BB-/P	2,301	24,000	2,282	12/16/72	500 bp — Monthly	38
	CMBX NA BB.13 Index	BB-/P	13,486	146,000	13,885	12/16/72	500 bp — Monthly	(277)
	CMBX NA BB.13 Index	BB-/P	18,859	196,000	18,640	12/16/72	500 bp — Monthly	382
	CMBX NA BBB-.13 Index	BBB-/P	1,422	7,000	349	12/16/72	300 bp — Monthly	1,077
	CMBX NA BBB-.13 Index	BBB-/P	1,562	17,000	847	12/16/72	300 bp — Monthly	724
	CMBX NA BBB-.13 Index	BBB-/P	11,844	63,000	3,137	12/16/72	300 bp — Monthly	8,738
	CMBX NA BBB-.12 Index	BBB-/P	7,013	119,000	5,498	8/17/61	300 bp — Monthly	1,575
	CMBX NA BBB-.12 Index	BBB-/P	8,329	194,000	8,963	8/17/61	300 bp — Monthly	(536)
	CMBX NA BBB-.13 Index	BBB-/P	90	2,000	100	12/16/72	300 bp — Monthly	(8)
	CMBX NA BBB-.6 Index	B+/P	5,074	18,000	5,121	5/11/63	300 bp — Monthly	(38)

Upfront premium received			5,369,435		Unrealized appreciation			572,706

Upfront premium (paid)			(6,952)		Unrealized (depreciation)			(3,342,566)

	Total		$5,362,483				Total	$(2,769,860)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(148)	$20,000	$966	1/17/47	(200 bp) — Monthly	$811
	CMBX NA BB.10 Index	(45,086)	187,000	43,683	11/17/59	(500 bp) — Monthly	(1,614)
	CMBX NA BB.10 Index	(35,955)	141,000	32,938	11/17/59	(500 bp) — Monthly	(3,135)
	CMBX NA BB.10 Index	(7,932)	76,000	17,754	11/17/59	(500 bp) — Monthly	9,759
	CMBX NA BB.10 Index	(6,798)	62,000	14,483	11/17/59	(500 bp) — Monthly	7,633
	CMBX NA BB.11 Index	(17,980)	249,000	20,966	11/18/54	(500 bp) — Monthly	2,779
	CMBX NA BB.11 Index	(9,717)	75,000	6,315	11/18/54	(500 bp) — Monthly	(3,465)
	CMBX NA BB.11 Index	(934)	18,000	1,516	11/18/54	(500 bp) — Monthly	567
	CMBX NA BB.11 Index	(619)	9,000	758	11/18/54	(500 bp) — Monthly	132
	CMBX NA BB.8 Index	(14,155)	110,160	38,963	10/17/57	(500 bp) — Monthly	24,717
	CMBX NA BB.8 Index	(22,740)	63,777	22,740	10/17/57	(500 bp) — Monthly	—
	CMBX NA BB.9 Index	(1,097)	17,000	3,521	9/17/58	(500 bp) — Monthly	2,410
	CMBX NA BB.9 Index	(564)	14,000	2,899	9/17/58	(500 bp) — Monthly	2,323
	CMBX NA BBB-.10 Index	(11,987)	76,000	6,650	11/17/59	(300 bp) — Monthly	(5,375)
	CMBX NA BBB-.10 Index	(16,945)	73,000	6,388	11/17/59	(300 bp) — Monthly	(10,594)
	CMBX NA BBB-.10 Index	(12,644)	53,000	4,638	11/17/59	(300 bp) — Monthly	(8,033)
	CMBX NA BBB-.10 Index	(12,303)	50,000	4,375	11/17/59	(300 bp) — Monthly	(7,953)
	CMBX NA BBB-.10 Index	(9,605)	44,000	3,850	11/17/59	(300 bp) — Monthly	(5,777)
	CMBX NA BBB-.10 Index	(6,311)	29,000	2,538	11/17/59	(300 bp) — Monthly	(3,788)
	CMBX NA BBB-.12 Index	(13,700)	199,000	9,194	8/17/61	(300 bp) — Monthly	(4,606)
	CMBX NA BBB-.12 Index	(11,056)	49,000	2,264	8/17/61	(300 bp) — Monthly	(8,817)
	CMBX NA BBB-.12 Index	(3,466)	17,000	785	8/17/61	(300 bp) — Monthly	(2,689)
	CMBX NA BBB-.12 Index	(1,092)	16,000	739	8/17/61	(300 bp) — Monthly	(361)
	CMBX NA BBB-.10 Index	(33,665)	113,000	9,888	11/17/59	(300 bp) — Monthly	(23,834)
	CMBX NA BBB-.10 Index	(12,875)	101,000	8,838	11/17/59	(300 bp) — Monthly	(4,088)
	CMBX NA BBB-.10 Index	(10,708)	84,000	7,350	11/17/59	(300 bp) — Monthly	(3,400)
	CMBX NA BBB-.11 Index	(10,303)	70,000	3,108	11/18/54	(300 bp) — Monthly	(7,230)
	CMBX NA BBB-.11 Index	(7,901)	55,000	2,442	11/18/54	(300 bp) — Monthly	(5,487)
	CMBX NA BBB-.11 Index	(1,913)	13,000	577	11/18/54	(300 bp) — Monthly	(1,343)
	CMBX NA BBB-.11 Index	(2,564)	8,000	355	11/18/54	(300 bp) — Monthly	(2,213)
	CMBX NA BBB-.12 Index	(60,829)	175,000	8,085	8/17/61	(300 bp) — Monthly	(52,831)
	CMBX NA BBB-.12 Index	(29,727)	89,000	4,112	8/17/61	(300 bp) — Monthly	(25,660)
	CMBX NA BBB-.12 Index	(13,698)	72,000	3,326	8/17/61	(300 bp) — Monthly	(10,408)
	CMBX NA BBB-.12 Index	(23,551)	67,000	3,095	8/17/61	(300 bp) — Monthly	(20,489)
	CMBX NA BBB-.12 Index	(17,376)	52,000	2,402	8/17/61	(300 bp) — Monthly	(14,999)
	CMBX NA BBB-.12 Index	(5,251)	31,000	1,432	8/17/61	(300 bp) — Monthly	(3,834)
	CMBX NA BBB-.13 Index	(1,782)	35,000	1,743	12/16/72	(300 bp) — Monthly	(57)
	CMBX NA BBB-.13 Index	(1,765)	35,000	1,743	12/16/72	(300 bp) — Monthly	(39)
	CMBX NA BBB-.8 Index	(45,156)	289,000	37,512	10/17/57	(300 bp) — Monthly	(7,789)
	CMBX NA BBB-.8 Index	(20,815)	133,000	17,263	10/17/57	(300 bp) — Monthly	(3,618)
	CMBX NA BBB-.8 Index	(15,807)	100,000	12,980	10/17/57	(300 bp) — Monthly	(2,877)
	CMBX NA BBB-.8 Index	(15,869)	100,000	12,980	10/17/57	(300 bp) — Monthly	(2,939)
	CMBX NA BBB-.8 Index	(9,017)	63,000	8,177	10/17/57	(300 bp) — Monthly	(871)
	Credit Suisse International
	CMBX NA BB.10 Index	(18,670)	157,000	36,675	11/17/59	(500 bp) — Monthly	17,874
	CMBX NA BB.10 Index	(20,948)	157,000	36,675	11/17/59	(500 bp) — Monthly	15,597
	CMBX NA BB.10 Index	(10,317)	83,000	19,389	11/17/59	(500 bp) — Monthly	9,003
	CMBX NA BB.7 Index	(76,651)	466,000	157,089	1/17/47	(500 bp) — Monthly	80,049
	CMBX NA BB.7 Index	(54,971)	298,000	100,456	1/17/47	(500 bp) — Monthly	45,237
	Goldman Sachs International
	CMBX NA BB.7 Index	(20,581)	136,000	45,846	1/17/47	(500 bp) — Monthly	25,152
	CMBX NA A.6 Index	(9,474)	143,000	14,958	5/11/63	(200 bp) — Monthly	5,436
	CMBX NA BB.10 Index	(42,761)	189,000	44,150	11/17/59	(500 bp) — Monthly	1,232
	CMBX NA BB.7 Index	(108,429)	534,000	180,011	1/17/47	(500 bp) — Monthly	71,138
	CMBX NA BB.7 Index	(26,051)	159,000	53,599	1/17/47	(500 bp) — Monthly	27,415
	CMBX NA BB.7 Index	(5,072)	30,000	10,113	1/17/47	(500 bp) — Monthly	5,016
	CMBX NA BB.8 Index	(42,063)	115,958	41,014	10/17/57	(500 bp) — Monthly	(1,145)
	CMBX NA BB.8 Index	(42,135)	115,958	41,014	10/17/57	(500 bp) — Monthly	(1,217)
	CMBX NA BB.8 Index	(33,687)	95,665	33,837	10/17/57	(500 bp) — Monthly	70
	CMBX NA BB.8 Index	(4,192)	35,754	12,646	10/17/57	(500 bp) — Monthly	8,424
	CMBX NA BB.9 Index	(3,611)	30,000	6,213	9/17/58	(500 bp) — Monthly	2,577
	CMBX NA BB.9 Index	(2,296)	22,000	4,556	9/17/58	(500 bp) — Monthly	2,242
	CMBX NA BB.9 Index	(319)	2,000	414	9/17/58	(500 bp) — Monthly	93
	CMBX NA BBB-.10 Index	(4,522)	29,000	2,538	11/17/59	(300 bp) — Monthly	(1,999)
	CMBX NA BBB-.10 Index	(5,468)	25,000	2,188	11/17/59	(300 bp) — Monthly	(3,293)
	CMBX NA BBB-.12 Index	(4,289)	22,000	1,016	8/17/61	(300 bp) — Monthly	(3,284)
	CMBX NA BBB-.6 Index	(65,673)	241,000	68,565	5/11/63	(300 bp) — Monthly	2,772
	CMBX NA BBB-.6 Index	(2,201)	44,000	12,518	5/11/63	(300 bp) — Monthly	10,295
	CMBX NA BBB-.8 Index	(20,386)	130,000	16,874	10/17/57	(300 bp) — Monthly	(3,577)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(85,971)	160,996	72,416	5/11/63	(500 bp) — Monthly	(13,690)
	CMBX NA BB.8 Index	(16,356)	31,888	11,279	10/17/57	(500 bp) — Monthly	(5,103)
	CMBX NA BBB-.10 Index	(35,495)	126,000	11,025	11/17/59	(300 bp) — Monthly	(24,533)
	CMBX NA BBB-.10 Index	(30,388)	102,000	8,925	11/17/59	(300 bp) — Monthly	(21,514)
	CMBX NA BBB-.11 Index	(31,744)	101,000	4,484	11/18/54	(300 bp) — Monthly	(27,311)
	CMBX NA BBB-.11 Index	(24,167)	77,000	3,419	11/18/54	(300 bp) — Monthly	(20,787)
	CMBX NA BBB-.11 Index	(3,830)	19,000	844	11/18/54	(300 bp) — Monthly	(2,996)
	CMBX NA BBB-.12 Index	(3,477)	89,000	4,112	8/17/61	(300 bp) — Monthly	590
	CMBX NA BBB-.12 Index	(17,811)	51,000	2,356	8/17/61	(300 bp) — Monthly	(15,480)
	CMBX NA BBB-.12 Index	(10,618)	32,000	1,478	8/17/61	(300 bp) — Monthly	(9,155)
	CMBX NA BBB-.7 Index	(81,697)	348,000	62,884	1/17/47	(300 bp) — Monthly	(18,988)
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,592)	151,000	35,274	11/17/59	(500 bp) — Monthly	26,556
	CMBX NA BB.7 Index	(20,471)	118,000	39,778	1/17/47	(500 bp) — Monthly	19,209
	CMBX NA BBB-.10 Index	(16,900)	78,000	6,825	11/17/59	(300 bp) — Monthly	(10,114)
	CMBX NA BBB-.7 Index	(11,964)	146,000	26,382	1/17/47	(300 bp) — Monthly	14,345
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(22,314)	219,000	39,573	1/17/47	(300 bp) — Monthly	17,150
	CMBX NA BB.10 Index	(38,750)	165,000	38,544	11/17/59	(500 bp) — Monthly	(344)
	CMBX NA BB.10 Index	(7,971)	76,000	17,754	11/17/59	(500 bp) — Monthly	9,720
	CMBX NA BB.8 Index	(20,716)	57,012	20,165	10/17/57	(500 bp) — Monthly	(599)
	CMBX NA BB.8 Index	(9,888)	19,326	6,836	10/17/57	(500 bp) — Monthly	(3,068)
	CMBX NA BB.9 Index	(3,165)	36,000	7,456	9/17/58	(500 bp) — Monthly	4,261
	CMBX NA BB.9 Index	(608)	10,000	2,071	9/17/58	(500 bp) — Monthly	1,455
	CMBX NA BB.9 Index	(615)	10,000	2,071	9/17/58	(500 bp) — Monthly	1,448
	CMBX NA BB.9 Index	(431)	7,000	1,450	9/17/58	(500 bp) — Monthly	1,013
	CMBX NA BB.9 Index	(201)	5,000	1,036	9/17/58	(500 bp) — Monthly	830
	CMBX NA BBB-.8 Index	(35,313)	227,000	29,465	10/17/57	(300 bp) — Monthly	(5,962)
	CMBX NA BBB-.8 Index	(18,034)	115,000	14,927	10/17/57	(300 bp) — Monthly	(3,164)
	CMBX NA BBB-.10 Index	(41,688)	171,000	14,963	11/17/59	(300 bp) — Monthly	(26,811)
	CMBX NA BBB-.10 Index	(12,016)	69,000	6,038	11/17/59	(300 bp) — Monthly	(6,013)
	CMBX NA BBB-.10 Index	(8,987)	38,000	3,325	11/17/59	(300 bp) — Monthly	(5,681)
	CMBX NA BBB-.10 Index	(4,584)	21,000	1,838	11/17/59	(300 bp) — Monthly	(2,757)
	CMBX NA BBB-.10 Index	(4,362)	19,000	1,663	11/17/59	(300 bp) — Monthly	(2,709)
	CMBX NA BBB-.10 Index	(2,602)	12,000	1,050	11/17/59	(300 bp) — Monthly	(1,558)
	CMBX NA BBB-.10 Index	(2,379)	11,000	963	11/17/59	(300 bp) — Monthly	(1,422)
	CMBX NA BBB-.12 Index	(53,096)	228,000	10,534	8/17/61	(300 bp) — Monthly	(42,677)
	CMBX NA BBB-.12 Index	(6,678)	32,000	1,478	8/17/61	(300 bp) — Monthly	(5,215)
	CMBX NA BBB-.10 Index	(19,572)	226,000	19,775	11/17/59	(300 bp) — Monthly	90
	CMBX NA BBB-.10 Index	(22,448)	177,000	15,488	11/17/59	(300 bp) — Monthly	(7,049)
	CMBX NA BBB-.10 Index	(19,912)	157,000	13,738	11/17/59	(300 bp) — Monthly	(6,253)
	CMBX NA BBB-.10 Index	(8,884)	72,000	6,300	11/17/59	(300 bp) — Monthly	(2,620)
	CMBX NA BBB-.11 Index	(23,104)	73,000	3,241	11/18/54	(300 bp) — Monthly	(19,900)
	CMBX NA BBB-.11 Index	(20,805)	65,000	2,886	11/18/54	(300 bp) — Monthly	(17,951)
	CMBX NA BBB-.11 Index	(16,964)	53,000	2,353	11/18/54	(300 bp) — Monthly	(14,637)
	CMBX NA BBB-.11 Index	(9,363)	30,000	1,332	11/18/54	(300 bp) — Monthly	(8,046)
	CMBX NA BBB-.12 Index	(2,350)	57,000	2,633	8/17/61	(300 bp) — Monthly	255
	CMBX NA BBB-.12 Index	(14,955)	45,000	2,079	8/17/61	(300 bp) — Monthly	(12,899)
	CMBX NA BBB-.8 Index	(17,889)	141,000	18,302	10/17/57	(300 bp) — Monthly	342
	CMBX NA BBB-.8 Index	(17,933)	141,000	18,302	10/17/57	(300 bp) — Monthly	298
	CMBX NA BBB-.8 Index	(18,463)	129,000	16,744	10/17/57	(300 bp) — Monthly	(1,783)
	CMBX NA BBB-.8 Index	(18,903)	122,000	15,836	10/17/57	(300 bp) — Monthly	(3,128)
	CMBX NA BBB-.8 Index	(18,599)	119,000	15,446	10/17/57	(300 bp) — Monthly	(3,216)

Upfront premium received		—			Unrealized appreciation		478,315

Upfront premium (paid)		(2,172,196)			Unrealized (depreciation)		(649,861)

	Total	$(2,172,196)				Total	$(171,546)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through September 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "the SEC" represent the Securities and Exchange Commission, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $220,398,563.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/21
Short-term investments
	Putnam Short Term Investment Fund*	$31,523,024	$66,875,039	$68,866,258	$24,523	$29,531,805

	Total Short-term investments	$31,523,024	$66,875,039	$68,866,258	$24,523	$29,531,805
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $399,881.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $19,935,403.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,693,537.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $98,582,382 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $19,849,989 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $19,935,403 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$6,056,639	$1,698,592
Collateralized loan obligations	—	3,847,620	—
Corporate bonds and notes	—	61,621,860	—
Mortgage-backed securities	—	91,046,858	—
Purchased swap options outstanding	—	2,624,747	—
U.S. government and agency mortgage obligations	—	83,006,243	—
Short-term investments	—	53,527,436	—

Totals by level	$—	$301,731,403	$1,698,592
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(314,791)	$—	$—
Written swap options outstanding	—	(15,411,700)	—
Forward premium swap option contracts	—	(931,343)	—
TBA sale commitments	—	(10,199,256)	—
Interest rate swap contracts	—	(979,734)	—
Total return swap contracts	—	(69,748)	—
Credit default contracts	—	(6,131,693)	—

Totals by level	$(314,791)	$(33,723,474)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$439,900,000
Written swap option contracts (contract amount)	$362,500,000
Futures contracts (number of contracts)	800
Centrally cleared interest rate swap contracts (notional)	$463,700,000
Centrally cleared total return swap contracts (notional)	$27,100,000
OTC credit default contracts (notional)	$56,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com